OFF-BALANCE SHEET COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Total risk represented by off-balance sheet commitments

The table below summarizes the total risk represented by off-balance sheet commitments:

		R$ thousand
	On December 31, 2021	On December 31, 2020
Commitments to extend credit (1)	309,104,025	254,897,024
Financial guarantees (2)	83,467,093	80,236,602
Letters of credit for imports	1,233,034	1,056,613
Total	393,804,152	336,190,239
(1)	It includes available lines of credit, limits for credit cards, personal loans, housing loans and overdrafts; and
(2)	It refers to guarantees mostly provided for Corporate customers.